Segment reporting - Single reportable segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total revenues	$ 356,682	$ 323,281
Total cost of revenues	(283,969)	(273,280)
Gross profit	72,713	50,001
Total operating expenses	(91,883)	(115,153)
Loss from operation	(19,170)	(65,152)
Interest income	2,509	1,554
Interest expense	(17,982)	(10,239)
Gain from equity method investments, net	14,161	113
Other non-operating (expenses) income	(1,478)	3,137
Loss before income taxes	(21,960)	(70,587)
Income tax expenses	(1,041)	(2,052)
Net loss	(23,001)	(72,639)
Reportable segment
Segment Reporting [Line Items]
Total revenues	356,682	323,281
Total cost of revenues	(283,969)	(273,280)
Gross profit	72,713	50,001
Operating expenses excluding share-based compensation expense	(90,416)	(108,649)
Share-based compensation expense	(1,467)	(6,504)
Total operating expenses	(91,883)	(115,153)
Loss from operation	(19,170)	(65,152)
Interest income	2,509	1,554
Interest expense	(17,982)	(10,239)
Gain from equity method investments, net	14,161	113
Other non-operating (expenses) income	(1,478)	3,137
Loss before income taxes	(21,960)	(70,587)
Income tax expenses	(1,041)	(2,052)
Net loss	$ (23,001)	$ (72,639)